Advances for Vessels under Construction and Acquisitions (Details) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended
	Mar. 10, 2017 USD ($)	Apr. 06, 2017 USD ($)	Mar. 29, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Oct. 26, 2016 USD ($)	Mar. 24, 2017 USD ($)
Loan drawdown for vessels additions				$ 79,000	$ 0
Payments to acquire vessels				$ 435,006	$ 0
New Revolving Facility
Loan drawdown for vessels additions						$ 58,619
Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Number of vessels	1
Purchase price	$ 83,500
Remaining amount of purchase price payble	61,650
Delivery Date				September 2017
Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement | New Revolving Facility
Loan drawdown for vessels additions	21,850
Accounting for transactions under common control	$ 6,500
Very Large Gas Carrier 3 (VLGC) | LPG Option Agreement
Number of vessels		1
Purchase price		$ 83,500
Delivery Date				October 2017
Very Large Gas Carrier 4 (VLGC) | LPG Option Agreement
Number of vessels		1
Purchase price		$ 83,500
Delivery Date				December 2017
Remaining two Very Large Gas Carriers | LPG Option Agreement
Remaining amount of purchase price payble		120,300
Remaining two Very Large Gas Carriers | LPG Option Agreement | New Revolving Facility
Loan drawdown for vessels additions		46,700
Accounting for transactions under common control		$ 16,001
Morandi Newcastlemax drybulk vessel
Delivery Date				July 5, 2017
Bacon Newcastlemax drybulk vessel
Delivery Date				July 6, 2017
Judd Newcastlemax drybulk vessel
Delivery Date				July 13, 2017
Morandi, Bacon and Judd vessels
Number of vessels							3
Purchase price							$ 89,790
Payments to acquire vessels			$ 13,469
Percentage of the purchase price paid			15.00%
Advances for vessels under construction and related costs
Capitalized expenses				$ 429
Capitalized interest				$ 877